NOTE RECEIVABLE (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 17, 2015	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015
NOTE RECEIVABLE (Details) [Line Items]
Asset Impairment Charges		$ 0	$ 0	$ 0	$ 500,000
Affiliated Entity [Member]
NOTE RECEIVABLE (Details) [Line Items]
Financing Receivable, Net		0		0
Allowance for Doubtful Accounts Receivable, Current		500,000		500,000
Notes Receivable [Member] | Affiliated Entity [Member]
NOTE RECEIVABLE (Details) [Line Items]
Financing Receivable, Net		0		0	0
Allowance for Doubtful Accounts Receivable, Current		$ 500,000		$ 500,000	500,000
Financing Receivable, Gross	$ 500,000				$ 500,000
Loans and Leases Receivable, Description	Pursuant to the Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commences generating revenue at the grow facility, which commencement is anticipated to occur in the first quarter of 2017 (the “Payment Date”) and continuing until paid in full. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing on the Payment Date and continuing until paid in full. All remaining outstanding principal and any accumulated unpaid interest due under the Note will be due and payable on the fifth anniversary of the Payment Date.				Pursuant to the Note, as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing three in the month following the month in which PRH commences generating revenue at the grow facility, which commencement is anticipated to occur in the first quarter of 2017, and continuing until paid in full. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing after such initial payment and continuing until paid in full. All outstanding principal and any accumulated unpaid interest due under the Note is due and payable on the five-year anniversary of the initial payment thereunder.
Note Receivable, Interest Rate, Stated Percentage	12.00%				12.00%
Asset Impairment Charges	$ 500,000				$ 500,000